Derivative Instruments and Hedging Strategies (Tables)	12 Months Ended
Dec. 02, 2012
Derivative Instruments and Hedging Strategies
Schedule of fair value carrying amount of the entity's derivative instruments

The fair value carrying amount of these instruments was recorded as follows (in thousands):

	Asset Derivatives		Liability Derivatives
	December 2, 2012		December 2, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Foreign exchange contracts	Other current assets	$—	Other current liabilities	$(268)

Total derivatives designated as hedging instruments		—		(268)

Derivatives not designated as hedging instruments
Commodity fixed price swap contracts	Other current assets	18	Other current liabilities	—

Total derivatives not designated as hedging instruments		18		—

Total derivatives		$18		$(268)

	Asset Derivatives		Liability Derivatives
	November 27, 2011		November 27, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Foreign exchange contracts	Other current assets	$1,368	Other current liabilities	$(34)

Total derivatives designated as hedging instruments		1,368		(34)

Total derivatives		$1,368		$(34)